SCHEDULE OF INVESTMENTS
Ivy PineBridge High Yield Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9-3-22	$152	$152

TOTAL ASSET-BACKED SECURITIES – 0.1%		$152
(Cost: $152)

CORPORATE DEBT SECURITIES
Communication Services
Alternative Carriers – 0.8%
Cogent Communications Holdings, Inc., 5.375%, 3-1-22(A)	521	536
Zayo Group Holdings, Inc., 6.125%, 3-1-28(A)	653	690
		1,226
Broadcasting – 2.3%
Banijay Entertainment S.A.S., 5.375%, 3-1-25(A)	800	829
National CineMedia LLC, 5.875%, 4-15-28(A)	280	237
Terrier Media Buyer, Inc., 8.875%, 12-15-27(A)	803	885
Univision Communications, Inc.:
5.125%, 2-15-25(A)	96	97
6.625%, 6-1-27(A)	1,179	1,266
		3,314
Cable & Satellite – 5.1%
Altice Financing S.A., 5.000%, 1-15-28(A)	706	723
Altice France Holding S.A., 6.000%, 2-15-28(A)	630	638
Altice France S.A., 7.375%, 5-1-26(A)	649	683
Block Communications, Inc., 4.875%, 3-1-28(A)	965	994
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.000%, 2-1-28(A)	340	360
5.375%, 6-1-29(A)	335	367
CSC Holdings LLC, 5.500%, 4-15-27(A)	860	912
Hughes Satellite Systems Corp., 6.625%, 8-1-26	1,109	1,255
Scripps Escrow II, Inc., 5.375%, 1-15-31(A)	62	65
Scripps Escrow, Inc., 5.875%, 7-15-27(A)	150	157
Telesat Canada and Telesat LLC:
4.875%, 6-1-27(A)	291	301
6.500%, 10-15-27(A)	804	840
		7,295
Integrated Telecommunication Services – 1.6%
Cablevision Lightpath LLC, 3.875%, 9-15-27(A)	450	453
CenturyLink, Inc.:
7.500%, 4-1-24	544	616
5.125%, 12-15-26(A)	534	564

Frontier Communications Corp., 5.000%, 5-1-28(A)	666	694
		2,327
Movies & Entertainment – 0.8%
Netflix, Inc., 4.875%, 6-15-30(A)	1,000	1,150

Publishing – 1.5%
A. H. Belo Corp.:
7.750%, 6-1-27	502	585
7.250%, 9-15-27	470	540
E.W. Scripps Co., 5.125%, 5-15-25(A)	946	966
		2,091
Total Communication Services - 12.1%		17,403
Consumer Discretionary
Auto Parts & Equipment – 0.4%
Dana, Inc., 5.375%, 11-15-27	485	514

Automobile Manufacturers – 2.3%
Ford Motor Co.:
6.625%, 10-1-28	877	1,030
7.450%, 7-16-31	907	1,163
4.750%, 1-15-43	1,076	1,098
		3,291
Automotive Retail – 0.9%
Allison Transmission, Inc., 3.750%, 1-30-31(A)	735	752
Avis Budget Car Rental LLC and Avis Budget Finance, Inc. (GTD by Avis Budget Group, Inc.), 5.750%, 7-15-27(A)	552	564
		1,316
Casinos & Gaming – 2.5%
Boyd Gaming Corp.:
8.625%, 6-1-25(A)	150	167
4.750%, 12-1-27	669	695
Colt Merger Sub, Inc., 6.250%, 7-1-25(A)	800	852
Golden Nugget, Inc., 6.750%, 10-15-24(A)	695	690
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc., 5.750%, 2-1-27	470	527
Wynn Macau Ltd., 5.125%, 12-15-29(A)	685	699
		3,630

Consumer Electronics – 0.4%
Conn’s, Inc., 7.250%, 7-15-22	550	539

Homebuilding – 0.4%
Mattamy Group Corp., 5.250%, 12-15-27(A)	571	604

Hotels, Resorts & Cruise Lines – 4.0%
Carnival Corp., 7.625%, 3-1-26(A)	138	150
Hilton Grand Vacations Borrower LLC and Hilton Grand Vacations Borrower, Inc., 6.125%, 12-1-24	989	1,036
NCL Corp. Ltd.:

3.625%, 12-15-24(A)	1,010	959
5.875%, 3-15-26(A)	216	228
Park Intermediate Holdings LLC, 5.875%, 10-1-28(A)	650	692
Silversea Cruise Finance Ltd., 7.250%, 2-1-25(A)	940	973
Viking Cruises Ltd., 13.000%, 5-15-25(A)	91	109
VOC Escrow Ltd., 5.000%, 2-15-28(A)	615	610
Wyndham Destinations, Inc., 6.625%, 7-31-26(A)	205	235
Wyndham Worldwide Corp., 4.500%, 4-1-27(B)	675	756
		5,748
Internet & Direct Marketing Retail – 0.5%
Grubhub Holdings, Inc., 5.500%, 7-1-27(A)	636	667

Leisure Facilities – 1.3%
Live Nation Entertainment, Inc.:
4.750%, 10-15-27(A)	545	560
3.750%, 1-15-28(A)	120	121
SeaWorld Parks & Entertainment, Inc. (GTD by SeaWorld Entertainment, Inc.), 8.750%, 5-1-25(A)	525	567
Six Flags Entertainment Corp., 5.500%, 4-15-27(A)(C)	590	606
		1,854
Restaurants – 0.8%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.), 5.000%, 10-1-24(A)	367	383
Dave & Buster’s, Inc., 7.625%, 11-1-25(A)	725	763
		1,146
Specialized Consumer Services – 0.9%
Nielsen Finance LLC and Nielsen Finance Co.:
5.000%, 4-15-22(A)	402	403
5.625%, 10-1-28(A)	319	347
5.875%, 10-1-30(A)	503	569
		1,319
Total Consumer Discretionary - 14.4%		20,628
Consumer Staples
Agricultural Products – 0.7%
Dole Food Co., Inc., 7.250%, 6-15-25(A)	990	1,010

Food Distributors – 0.8%
Performance Food Group, Inc., 5.500%, 10-15-27(A)	585	617
U.S. Foods, Inc., 6.250%, 4-15-25(A)	472	505
		1,122
Food Retail – 1.1%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:

5.750%, 3-15-25	356	367
4.625%, 1-15-27(A)	695	739
5.875%, 2-15-28(A)	451	491
		1,597
Household Products – 0.5%
Clearwater Paper Corp., 4.750%, 8-15-28(A)	645	667

Hypermarkets & Super Centers – 0.5%
C&S Group Enterprises LLC, 5.000%, 12-15-28(A)	690	688

Packaged Foods & Meats – 1.7%
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(A)	400	449
Kraft Heinz Foods Co., 4.875%, 10-1-49(A)	266	310
Lamb Weston Holdings, Inc., 4.625%, 11-1-24(A)	565	589
Land O’Lakes Capital Trust I, 7.450%, 3-15-28(A)	349	397
Land O’Lakes, Inc., 7.000%, 12-15-68(A)	140	131
Pilgrim’s Pride Corp., 5.875%, 9-30-27(A)	480	521
		2,397
Personal Products – 0.6%
Coty, Inc., 6.500%, 4-15-26(A)	933	907

Total Consumer Staples - 5.9%		8,388
Energy
Coal & Consumable Fuels – 0.4%
CONSOL Energy, Inc., 6.875%, 6-15-25(A)	585	593

Integrated Oil & Gas – 1.2%
Apergy Corp., 6.375%, 5-1-26	518	523
Cenovus Energy, Inc., 4.250%, 4-15-27	1,142	1,247
		1,770
Oil & Gas Equipment & Services – 0.8%
Archrock Partners L.P. and Archrock Partners Finance Corp. (GTD by Archrock, Inc.), 6.875%, 4-1-27(A)	594	639
Hi-Crush Partners L.P., 9.500%, 8-1-26(A)(D)	936	15
Nine Energy Service, Inc., 8.750%, 11-1-23(A)	945	421
		1,075
Oil & Gas Exploration & Production – 4.9%
Apache Corp.:
4.625%, 11-15-25	74	78
4.875%, 11-15-27	86	91
4.375%, 10-15-28	509	530
4.750%, 4-15-43	411	426
Continental Resources, Inc., 5.750%, 1-15-31(A)	387	430
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC), 4.375%, 1-15-28(C)	170	173
Endeavor Energy Resources L.P., 5.750%, 1-30-28(A)	337	363
Hilcorp Energy I L.P. and Hilcorp Finance Co., 5.000%, 12-1-24(A)	1,624	1,612

Murphy Oil USA, Inc. (GTD by Murphy USA, Inc.), 4.750%, 9-15-29	570	606
Occidental Petroleum Corp.:
5.875%, 9-1-25	416	443
6.125%, 1-1-31	336	360
Occidental Petroleum Corp. 6.375%, 9-1-28	642	679
Southwestern Energy Co.:
7.500%, 4-1-26	375	393
8.375%, 9-15-28	240	261
Targa Resources Partners L.P., 4.875%, 2-1-31(A)	540	586
		7,031
Oil & Gas Refining & Marketing – 1.1%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.), 6.375%, 7-1-26	714	368
EG Global Finance plc, 6.750%, 2-7-25(A)	708	729
PBF Holding Co. LLC, 6.000%, 2-15-28	909	519
		1,616
Oil & Gas Storage & Transportation – 5.6%
Buckeye Partners L.P.:
4.125%, 3-1-25(A)	818	828
4.500%, 3-1-28(A)	433	446
Cheniere Energy Partners L.P.:
5.250%, 10-1-25	308	316
4.500%, 10-1-29	380	402
Cheniere Energy, Inc., 4.625%, 10-15-28(A)	451	474
DCP Midstream Operating L.P. (GTD by DCP Midstream L.P.):
5.625%, 7-15-27	376	417
6.750%, 9-15-37(A)	163	176
Genesis Energy L.P. and Genesis Energy Finance Corp.:
5.625%, 6-15-24	703	684
6.500%, 10-1-25	325	316
8.000%, 1-15-27	614	611
Harvest Midstream I L.P., 7.500%, 9-1-28(A)	874	930
Holly Energy Partners L.P. and Holly Energy Finance Corp., 5.000%, 2-1-28(A)	1,215	1,224
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.):
5.750%, 10-1-25	265	282
6.375%, 10-1-30	399	452
USA Compression Partners L.P. and USA Compression Finance Corp., 6.875%, 4-1-26	491	513
		8,071
Total Energy - 14.0%		20,156
Financials
Consumer Finance – 3.8%
Alliance Data Systems Corp., 4.750%, 12-15-24(A)	985	995
Credit Acceptance Corp., 6.625%, 3-15-26	898	956
Enova International, Inc.:
8.500%, 9-1-24(A)	976	947
8.500%, 9-15-25(A)	202	196

Fairstone Financial, Inc., 7.875%, 7-15-24(A)	631	669
FirstCash, Inc., 4.625%, 9-1-28(A)	490	505
Quicken Loans LLC, 3.625%, 3-1-29(A)	542	553
Springleaf Finance Corp., 6.875%, 3-15-25	595	691
		5,512
Financial Exchanges & Data – 0.5%
Donnelley Financial Solutions, Inc., 8.250%, 10-15-24	599	635

Investment Banking & Brokerage – 0.5%
LPL Holdings, Inc., 5.750%, 9-15-25(A)	657	680

Life & Health Insurance – 0.3%
Genworth Mortgage Holdings, Inc., 6.500%, 8-15-25(A)	436	472

Mortgage REITs – 0.5%
Starwood Property Trust, Inc.:
5.500%, 11-1-23(A)	142	149
4.750%, 3-15-25	612	627
		776
Property & Casualty Insurance – 0.3%
NMI Holdings, Inc., 7.375%, 6-1-25(A)	385	431

Specialized Finance – 4.5%
AG Issuer LLC, 6.250%, 3-1-28(A)	670	677
Banff Merger Sub, Inc., 9.750%, 9-1-26(A)	785	848
Camelot Finance S.A., 4.500%, 11-1-26(A)	430	449
Connect Finco S.a.r.l. and Connect U.S. Finco LLC, 6.750%, 10-1-26(A)	1,000	1,077
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT), 5.250%, 6-1-25	682	705
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 7.125%, 6-15-24(A)	615	638
Goeasy Ltd., 5.375%, 12-1-24(A)	572	595
LD Holdings Group LLC, 6.500%, 11-1-25(A)	720	758
Tempo Acquisition LLC and Tempo Acquisition Finance Corp.:
5.750%, 6-1-25(A)	163	173
6.750%, 6-1-25(A)	440	455
		6,375
Total Financials - 10.4%		14,881
Health Care
Health Care Facilities – 2.8%
Acadia Healthcare Co., Inc.:
5.500%, 7-1-28(A)	450	483
5.000%, 4-15-29(A)	188	201
Community Health Systems, Inc., 5.625%, 3-15-27(A)	531	571
HCA, Inc. (GTD by HCA Holdings, Inc.), 3.500%, 9-1-30	985	1,046
Tenet Healthcare Corp.:
4.625%, 7-15-24	775	794
6.125%, 10-1-28(A)	868	906
		4,001

Health Care Supplies – 0.3%
Catalent Pharma Solutions, Inc., 5.000%, 7-15-27(A)	380	401

Health Care Technology – 0.5%
MPH Acquisition Holdings LLC, 5.750%, 11-1-28(A)	705	689

Pharmaceuticals – 2.5%
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc., 6.000%, 6-30-28(A)	662	563
Herbalife Nutrition Ltd. and HLF Financing, Inc., 7.875%, 9-1-25(A)	271	296
HLF Financing S.a.r.l. LLC and Herbalife International, Inc., 7.250%, 8-15-26(A)	1,088	1,154
Jaguar Holding Co. II and PPD Development L.P. (GTD by PPD, Inc.), 5.000%, 6-15-28(A)	467	499
Par Pharmaceutical, Inc., 7.500%, 4-1-27(A)	1,010	1,096
		3,608
Total Health Care - 6.1%		8,699
Industrials
Aerospace & Defense – 0.8%
Moog, Inc., 4.250%, 12-15-27(A)	500	519
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 7.500%, 4-15-25(A)	633	679
		1,198
Air Freight & Logistics – 0.7%
Cargo Aircraft Management, Inc., 4.750%, 2-1-28(A)	1,010	1,042

Airlines – 2.8%
AerCap Global Aviation Trust, 6.500%, 6-15-45(A)	815	831
American Airlines, Inc. (GTD by American Airlines Group, Inc.), 11.750%, 7-15-25(A)	960	1,107
Delta Air Lines, Inc., 7.000%, 5-1-25(A)	763	881
Delta Air Lines, Inc. and SkyMiles IP Ltd.:
4.500%, 10-20-25(A)	185	198
4.750%, 10-20-28(A)	138	150
United Continental Holdings, Inc. (GTD by United Airlines, Inc.):
5.000%, 2-1-24(C)	419	416
4.875%, 1-15-25	447	440
		4,023
Building Products – 1.2%
Griffon Corp., 5.750%, 3-1-28	988	1,045
Standard Industries, Inc., 5.000%, 2-15-27(A)	600	627
		1,672

Construction Machinery & Heavy Trucks – 0.4%
J.B. Poindexter & Co., Inc., 7.125%, 4-15-26(A)	550	582

Diversified Support Services – 1.7%
Ahern Rentals, Inc., 7.375%, 5-15-23(A)	1,040	759
KAR Auction Services, Inc., 5.125%, 6-1-25(A)	607	625
Sotheby’s Holdings, Inc., 7.375%, 10-15-27(A)(C)	1,000	1,071
		2,455
Electrical Components & Equipment – 0.7%
EnerSys, 5.000%, 4-30-23(A)	1,028	1,076

Environmental & Facilities Services – 0.5%
Covanta Holding Corp., 5.000%, 9-1-30	640	685

Industrial Machinery – 0.4%
Energizer Holdings, Inc., 4.375%, 3-31-29(A)	515	533

Research & Consulting Services – 0.6%
Korn Ferry, 4.625%, 12-15-27(A)	759	789

Security & Alarm Services – 2.4%
Brink’s Co. (The):
5.500%, 7-15-25(A)	348	371
4.625%, 10-15-27(A)	440	460
Garda World Security Corp. (GTD by GW Intermediate Corp.), 4.625%, 2-15-27(A)	501	506
GW B-CR Security Corp., 9.500%, 11-1-27(A)	250	277
Prime Security Services Borrower LLC and Prime Finance, Inc.:
5.250%, 4-15-24(A)	414	442
5.750%, 4-15-26(A)	558	611
3.375%, 8-31-27(A)	390	387
6.250%, 1-15-28(A)	420	451
		3,505
Trading Companies & Distributors – 0.5%
H&E Equipment Services, Inc., 3.875%, 12-15-28(A)	690	695

Total Industrials - 12.7%		18,255
Information Technology
Application Software – 0.4%
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(A)	445	475

Data Processing & Outsourced Services – 0.4%
Shift4 Payments LLC and Shift4 Payments Finance Sub, Inc., 4.625%, 11-1-26(A)	549	571

Electronic Equipment & Instruments – 0.7%
Diebold Nixdorf, Inc., 9.375%, 7-15-25(A)	523	586
Diebold, Inc., 8.500%, 4-15-24(C)	453	459
		1,045
Technology Distributors – 0.7%
Ingram Micro, Inc., 5.450%, 12-15-24(B)	895	1,029

Total Information Technology - 2.2%		3,120

Materials
Construction Materials – 0.2%
Boise Cascade Co., 4.875%, 7-1-30(A)	242	262

Diversified Metals & Mining – 3.7%
Cliffs Natural Resources, Inc., 5.750%, 3-1-25	409	415
First Quantum Minerals Ltd.:
7.250%, 4-1-23(A)	688	709
6.875%, 3-1-26(A)	401	418
FMG Resources August 2006 Partners Ltd., 4.500%, 9-15-27(A)	580	644
Freeport-McMoRan, Inc.:
4.125%, 3-1-28	235	246
4.375%, 8-1-28	618	657
5.250%, 9-1-29	380	423
4.250%, 3-1-30	235	253
Harsco Corp., 5.750%, 7-31-27(A)	781	826
Mineral Resources Ltd., 8.125%, 5-1-27(A)	700	775
		5,366
Fertilizers & Agricultural Chemicals – 0.4%
OCI N.V., 5.250%, 11-1-24(A)	492	511

Metal & Glass Containers – 0.5%
Trivium Packaging Finance B.V., 8.500%, 8-15-27(A)	595	652

Paper Packaging – 0.8%
Cascades, Inc., 5.375%, 1-15-28(A)	607	645
Intertape Polymer Group, Inc., 7.000%, 10-15-26(A)	525	557
		1,202
Specialty Chemicals – 0.8%
Minerals Technologies, Inc., 5.000%, 7-1-28(A)	488	510
Tronox, Inc., 6.500%, 4-15-26(A)	650	677
		1,187
Steel – 1.4%
Cleveland-Cliffs, Inc., 6.750%, 3-15-26(A)	500	540
Commercial Metals Co., 5.750%, 4-15-26	580	599
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp., 7.500%, 6-15-25(A)	904	897
		2,036
Total Materials - 7.8%		11,216
Real Estate
Diversified Real Estate Activities – 0.2%
iStar, Inc., 4.250%, 8-1-25	289	285

Health Care REITs – 1.3%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.):
5.000%, 10-15-27	785	835
3.500%, 3-15-31	296	306
Sabra Health Care L.P., 5.125%, 8-15-26	617	688
		1,829
Hotel & Resort REITs – 0.4%
ESH Hospitality, Inc.:
5.250%, 5-1-25(A)	205	210

4.625%, 10-1-27(A)	430	441
		651
Real Estate Operating Companies – 0.3%
Service Properties Trust:
4.750%, 10-1-26	126	124
5.500%, 12-15-27	61	67
4.375%, 2-15-30	230	224
		415
Real Estate Services – 1.5%
Cushman & Wakefield U.S. Borrower LLC (GTD by DTZUK Guarantor Ltd.), 6.750%, 5-15-28(A)	525	579
Ladder Capital Finance Holdings LLP and Ladder Capital Finance Corp., 4.250%, 2-1-27(A)	903	887
Newmark Group, Inc., 6.125%, 11-15-23	615	668
		2,134
Total Real Estate - 3.7%		5,314
Utilities
Electric Utilities – 2.4%
Calpine Corp., 3.750%, 3-1-31(A)	825	817
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC), 4.250%, 7-15-24(A)	560	599
Talen Energy Supply LLC:
7.250%, 5-15-27(A)	325	346
6.625%, 1-15-28(A)	840	878
Vistra Operations Co. LLC, 5.000%, 7-31-27(A)	725	769
		3,409
Independent Power Producers & Energy Traders – 1.1%
NRG Energy, Inc.:
3.375%, 2-15-29(A)	236	242
3.625%, 2-15-31(A)	680	699
Pattern Energy Operations L.P. and Pattern Energy Operations, Inc. (GTD by Pattern U.S. Finance Co. LLC), 4.500%, 8-15-28(A)	600	633
		1,574
Multi-Utilities – 1.4%
MEG Energy Corp.:
6.500%, 1-15-25(A)	1,369	1,407
7.125%, 2-1-27(A)	550	568
		1,975
Renewable Electricity – 1.7%
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.):
5.250%, 7-15-24(A)	552	574
6.000%, 4-15-25(A)	498	533
3.750%, 9-15-30(A)	183	190
NRG Yield Operating LLC, 5.000%, 9-15-26	1,183	1,224
		2,521
Total Utilities - 6.6%		9,479

TOTAL CORPORATE DEBT SECURITIES – 95.9%		$137,539
(Cost: $130,522)

SHORT-TERM SECURITIES	Shares
Money Market Funds(F) - 3.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(E)	1,299	1,299
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	3,794	3,794
		5,093

TOTAL SHORT-TERM SECURITIES – 3.5%		$5,093
(Cost: $5,093)

TOTAL INVESTMENT SECURITIES – 99.5%		$142,784
(Cost: $135,767)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		767

NET ASSETS – 100.0%		$143,551

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $99,586 or 69.4% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(C)	All or a portion of securities with an aggregate value of $1,408 are on loan.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$152	$—
Corporate Debt Securities	—	137,539	—
Short-Term Securities	5,093	—	—
Total	$5,093	$137,691	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$135,767

Gross unrealized appreciation	8,469

Gross unrealized depreciation	(1,452)

Net unrealized appreciation	$7,017